March 7, 2006

United States Securities and
Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re:    Lithia Motors, Inc.

Filing of 2005 Form 10-K

To Whom it May Concern:

The complete Form 10-K for the year ended December 31, 2005 is being filed electronically via EDGAR for Lithia Motors, Inc.

The 2005 Annual Report to Shareholders will be submitted, for informational purposes only, in paper format since no parts of such Annual Report are incorporated by reference into this Form 10-K.

Pursuant to General Instruction D(3) to Form 10-K, this letter confirms that, with respect to the financial statements included in this Form 10-K, there have been no changes from the preceding year in our accounting principles or practices or in the method of applying such principles or practices.

Thank you for your assistance.

Sincerely,

/s/Jeffrey DeBoer
Jeffrey DeBoer
Senior Vice President and Chief Financial Officer
Lithia Motors, Inc.